Inventories	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories	Inventories
Accounting policy
Inventories, which include finished inventories (includes bullion on hand), work in process, gold in lock-up, ore stockpiles and consumables, are measured at the lower of cost and net realisable value. Net realisable value is assessed at each reporting date and is determined with reference to relevant market prices.
The cost of finished inventories, work in process and gold in lock-up is determined by reference to production cost, including amortisation and depreciation at the relevant stage of production. Ore stockpiles are valued at average production cost.
Stockpiles and gold in lock-up are classified as non-current assets where the stockpile's volume exceeds current processing capacity and where a portion of static gold in lock-up is expected to be recovered more than 12 months after balance sheet date.
Work in process inventories represent materials that are currently in the process of being converted to a saleable product.
In-process material is measured based on assays of the material fed to process and the projected recoveries at the respective plants. In-process inventories are valued at the average cost of the material fed to process attributable to the source material coming from the mine or stockpile plus the in-process conversion costs, including the applicable depreciation relating to the process facility, incurred to that point in the process. Gold-in-process includes dynamic gold in lock-up, which is generally measured from the plants onwards. Final gold in lock-up is expected to be extracted when plants are demolished at the end of their useful lives, which is largely dependent on the estimated useful life of the operations feeding the plants.
At the group’s open pit operations, gold-in-process represents production in broken ore form.
Consumables are valued at weighted average cost value after appropriate allowances for slow-moving and redundant items.

Critical accounting estimates and judgements
Judgement is applied in estimating the provision for stock obsolescence. The provision is recognised on items not considered critical as a percentage of the value of the inventory, depending on the period elapsed since the inventory was purchased or issued. Inventory held for longer than five years is written down to zero unless there is sufficient evidence of a recoverable amount.

	SA Rand
Figures in million	2025	2024
Final gold in lock-up	207	180
Work in process, ore stockpiles and finished inventories	1 437	1 533
Consumables at weighted average cost (net of provision) (a)	2 388	2 070
Total inventories	4 032	3 783
Non-current portion of final gold in lock-up included in Other non-current assets	(207)	(180)
Total current portion of inventories	3 825	3 603
Included in the balance above is:
Inventory valued at net realisable value[1]	161	145
[1]The inventory at net realisable value relates to non-current gold in lock-up.
(a)      During the year, the provision for slow-moving and redundant stock decreased by R190 million (2024: R12 million), as a result of a change in the provision estimate mainly relating to the percentage applied and the period lapsed. The total provision at 30 June 2025 was R290 million (2024: R480 million).